Supplementary Financial Statement Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Property and equipment	$ 29,807	$ 26,130
Israel [Member]
Disclosure of geographical areas [line items]
Property and equipment	22,615	20,320
United States [Member]
Disclosure of geographical areas [line items]
Property and equipment	4,369	3,130
Europe [Member]
Disclosure of geographical areas [line items]
Property and equipment	1,412	1,456
Japan [Member]
Disclosure of geographical areas [line items]
Property and equipment	302	401
Other [Member]
Disclosure of geographical areas [line items]
Property and equipment	$ 1,109	$ 823